UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-21547

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Global Total Return Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court,
Naperville, Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Founder,
Chairman and Global Chief Investment Officer
Calamos Advisors LLC,
2020 Calamos Court,
Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2019

DATE OF REPORTING PERIOD: January 31, 2019

ITEM 1. SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
CORPORATE BONDS (23.9%)
	Airlines (0.0%)
28,690	UAL Pass Through Trust Series 2007-1μ 6.636%, 01/02/24	$29,719
	Communication Services (2.5%)
390,000	America Movil, SAB de CV^ 5.000%, 03/30/20	397,689
	Cincinnati Bell, Inc.^*
125,000	7.000%, 07/15/24	107,984
60,000	8.000%, 10/15/25	52,267
40,000	Consolidated Communications, Inc.^ 6.500%, 10/01/22	36,650
200,000	CSC Holdings, LLCμ* 5.500%, 04/15/27	195,959
265,000	Embarq Corp.μ 7.995%, 06/01/36	250,111
	Frontier Communications Corp.
160,000	11.000%, 09/15/25^	103,615
120,000	7.625%, 04/15/24	64,899
55,000	8.500%, 04/01/26^*	49,953
	Gray Television, Inc.^*
60,000	5.875%, 07/15/26	58,946
25,000	7.000%, 05/15/27	25,986
	Hughes Satellite Systems Corp.
40,000	6.625%, 08/01/26^	38,750
15,000	5.250%, 08/01/26μ	14,496
100,000	Inmarsat Finance, PLC^* 4.875%, 05/15/22	97,054
	Intelsat Jackson Holdings, SA
90,000	9.750%, 07/15/25*	93,865
50,000	5.500%, 08/01/23^	45,522
35,000	8.000%, 02/15/24^*	36,491
25,000	MDC Partners, Inc.^* 6.500%, 05/01/24	22,910
65,000	Qwest Corp.μ 6.875%, 09/15/33	61,308
25,000	SBA Communications Corp.^ 4.000%, 10/01/22	24,855
	Sprint Corp.
195,000	7.875%, 09/15/23^	207,457
175,000	7.125%, 06/15/24μ	180,009
75,000	7.625%, 03/01/26^	77,985
65,000	T-Mobile USA, Inc.^ 4.750%, 02/01/28	62,641
35,000	Telecom Italia Capital, SA^ 6.000%, 09/30/34	30,499
90,000	United States Cellular Corp.μ 6.700%, 12/15/33	93,439
	Windstream Services, LLC / Windstream Finance Corp.
63,000	8.625%, 10/31/25μ*	59,675
19,000	7.750%, 10/01/21	11,930
6,000	10.500%, 06/30/24*	4,981
		2,507,926
	Consumer Discretionary (5.2%)
45,000	Beverages & More, Inc.* 11.500%, 06/15/22	34,038
65,000	Boyd Gaming Corp.^ 6.000%, 08/15/26	65,331
PRINCIPAL AMOUNT		VALUE
65,000	Caesars Resort Collection, LLC / CRC Finco, Inc.^* 5.250%, 10/15/25	$60,753
	CCO Holdings, LLC / CCO Holdings Capital Corp.
85,000	5.125%, 05/01/27μ*	82,343
60,000	5.000%, 02/01/28^*	57,100
50,000	5.750%, 09/01/23μ	51,014
108,000	Century Communities, Inc.μ 5.875%, 07/15/25	99,796
1,000,000	Dana Financing Luxembourg Sarl* 6.500%, 06/01/26	1,003,115
	DISH DBS Corp.^
65,000	7.750%, 07/01/26	56,120
38,000	5.875%, 11/15/24	31,600
105,000	Eldorado Resorts, Inc.^ 6.000%, 04/01/25	105,684
60,000	ESH Hospitality, Inc.μ* 5.250%, 05/01/25	59,447
65,000	GLP Capital, LP / GLP Financing II, Inc.μ 5.250%, 06/01/25	67,067
55,000	goeasy, Ltd.μ* 7.875%, 11/01/22	57,684
80,000	Guitar Center Escrow Issuer, Inc.* 9.500%, 10/15/21	75,312
175,000	L Brands, Inc.^ 6.875%, 11/01/35	151,312
75,000	Lennar Corp.μ 5.250%, 06/01/26	73,208
60,000	M/I Homes, Inc.μ 5.625%, 08/01/25	55,318
	Mattel, Inc.
120,000	6.750%, 12/31/25^*	113,495
5,000	2.350%, 08/15/21μ	4,652
75,000	Meritage Homes Corp.μ 6.000%, 06/01/25	74,347
30,000	Neiman Marcus Group Ltd., LLC* 8.000%, 10/15/21	13,552
	Penske Automotive Group, Inc.
60,000	5.500%, 05/15/26^	58,751
10,000	5.375%, 12/01/24	9,838
	PetSmart, Inc.^*
83,000	5.875%, 06/01/25	65,387
10,000	8.875%, 06/01/25	6,344
	Rite Aid Corp.
120,000	7.700%, 02/15/27	82,350
40,000	6.125%, 04/01/23^*	33,800
92,000	Salem Media Group, Inc.μ* 6.750%, 06/01/24	83,956
60,000	Sally Holdings, LLC / Sally Capital, Inc.^ 5.625%, 12/01/25	58,467
900,000	Service Corp. Internationalμ 7.500%, 04/01/27	984,938
60,000	Sotheby’s^* 4.875%, 12/15/25	57,432
35,000	Taylor Morrison Communities Corp.μ 6.625%, 05/15/22	35,657
1,175,000	Toyota Motor Corp.^ 3.419%, 07/20/23	1,194,846
24,565	US Airways Pass Through Trust Series 2012-2, Class B 6.750%, 12/03/22	25,632

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
45,000	VOC Escrow, Ltd.μ* 5.000%, 02/15/28	$43,848
		5,133,534
	Consumer Staples (1.0%)
40,000	Albertsons Companies, LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s, LLCμ 5.750%, 03/15/25	37,500
40,000	Energizer Holdings, Inc.^* 6.375%, 07/15/26	38,950
45,000	Fresh Market, Inc.μ* 9.750%, 05/01/23	33,805
	JBS USA LUX, SA / JBS USA Finance, Inc.μ*
400,000	7.250%, 06/01/21	406,100
75,000	6.750%, 02/15/28	76,615
	New Albertson’s, Inc.μ
75,000	7.450%, 08/01/29	65,897
40,000	7.750%, 06/15/26	36,443
30,000	8.000%, 05/01/31	26,987
	Pilgrim’s Pride Corp.*
100,000	5.875%, 09/30/27^	97,008
25,000	5.750%, 03/15/25μ	24,534
	Post Holdings, Inc.*
60,000	5.750%, 03/01/27μ	58,937
14,000	5.625%, 01/15/28	13,458
	Simmons Foods, Inc.*
57,000	7.750%, 01/15/24μ	59,007
30,000	5.750%, 11/01/24^	24,582
		999,823
	Energy (3.8%)
40,000	Apergy Corp.μ 6.375%, 05/01/26	39,461
15,000	Berry Petroleum Company, LLCμ* 7.000%, 02/15/26	14,606
38,000	Bruin E&P Partners, LLCμ* 8.875%, 08/01/23	36,272
55,000	Buckeye Partners, LPμ‡ 6.375%, 01/22/78 3 mo. USD LIBOR + 4.02%	46,941
125,000	Calfrac Holdings, LPμ* 8.500%, 06/15/26	94,869
95,000	California Resources Corp.^* 8.000%, 12/15/22	76,391
	Carrizo Oil & Gas, Inc.
40,000	8.250%, 07/15/25μ	41,296
34,000	6.250%, 04/15/23^	33,649
65,000	Chaparral Energy, Inc.* 8.750%, 07/15/23	51,240
50,000	Cheniere Energy Partners, LPμ^* 5.625%, 10/01/26	50,202
	Chesapeake Energy Corp.^
65,000	8.000%, 01/15/25	65,458
50,000	7.000%, 10/01/24	48,900
45,000	Comstock Resources, Inc.^* 9.750%, 08/15/26	41,683
80,000	DCP Midstream Operating, LPμ*‡ 5.850%, 05/21/43 3 mo. USD LIBOR + 3.85%	67,441
30,000	DCP Midstream, LPμ‡ 7.375%, 12/15/22 3 mo. USD LIBOR + 5.15%	28,298
	Denbury Resources, Inc.
55,000	5.500%, 05/01/22μ	40,322
PRINCIPAL AMOUNT		VALUE
50,000	7.500%, 02/15/24^*	$43,805
40,000	9.250%, 03/31/22^*	39,502
15,000	Diamond Offshore Drilling, Inc.μ 7.875%, 08/15/25	14,197
	Energy Transfer, LP
140,000	5.754%, 11/01/66μ‡ 3 mo. USD LIBOR + 3.02%	112,378
115,000	5.500%, 06/01/27^	119,411
	Enterprise Products Operating, LLCμ‡
85,000	4.875%, 08/16/77 3 mo. USD LIBOR + 2.99%	75,885
25,000	5.375%, 02/15/78 3 mo. USD LIBOR + 2.57%	21,677
	EP Energy, LLC / Everest Acquisition Finance, Inc.*
50,000	7.750%, 05/15/26μ	46,168
45,000	9.375%, 05/01/24	24,104
	Genesis Energy, LP / Genesis Energy Finance Corp.
65,000	6.500%, 10/01/25μ	61,663
55,000	6.250%, 05/15/26^	50,585
100,000	Gulfport Energy Corp.μ 6.375%, 05/15/25	94,558
50,000	Halcon Resources Corp.^ 6.750%, 02/15/25	38,064
82,000	Lonestar Resources America, Inc.* 11.250%, 01/01/23	77,838
60,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.μ* 6.000%, 08/01/26	59,325
50,000	McDermott Technologies Americas, Inc. / McDermott Technology U.S., Inc.μ* 10.625%, 05/01/24	44,826
25,000	Moss Creek Resources Holdings, Inc.^* 7.500%, 01/15/26	22,435
5,000	Nabors Industries, Inc.^ 5.750%, 02/01/25	4,357
40,000	Nine Energy Service, Inc.μ* 8.750%, 11/01/23	40,144
5,012	Northern Oil and Gas, Inc. 9.500%, 05/15/23 9.500% PIK rate	5,146
45,000	Oasis Petroleum, Inc.^* 6.250%, 05/01/26	42,650
55,000	Par Petroleum, LLC / Par Petroleum Finance Corp.μ* 7.750%, 12/15/25	51,100
65,000	PDC Energy, Inc. 5.750%, 05/15/26	61,349
65,000	Plains All American Pipeline, LPμ‡ 6.125%, 11/15/22 3 mo. USD LIBOR + 4.11%	58,352
25,000	QEP Resources, Inc.^ 5.625%, 03/01/26	24,034
1,100,000	Schlumberger Holdings Corp.μ* 3.625%, 12/21/22	1,107,463
95,000	SESI, LLC^ 7.750%, 09/15/24	75,223
25,000	SM Energy Company^ 6.750%, 09/15/26	24,685

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
45,000	Southwestern Energy Company^ 7.500%, 04/01/26	$46,468
40,000	Sunoco, LP / Sunoco Finance Corp.μ 5.500%, 02/15/26	39,527
40,000	Targa Resources Partners, LP / Targa Resources Partners Finance Corp.μ* 6.500%, 07/15/27	41,259
15,000	TransMontaigne Partners, LP / TLP Finance Corp.μ 6.125%, 02/15/26	13,771
13,000	Transocean Pontus, Ltd.μ* 6.125%, 08/01/25	13,049
60,000	Transocean, Inc.μ^* 7.500%, 01/15/26	57,160
65,000	Vine Oil & Gas, LP / Vine Oil & Gas Finance Corp.* 8.750%, 04/15/23	53,991
100,000	W&T Offshore, Inc.μ* 9.750%, 11/01/23	97,867
130,000	Weatherford International, Ltd. 8.250%, 06/15/23	83,511
65,000	Whiting Petroleum Corp.^ 6.625%, 01/15/26	63,812
70,000	WildHorse Resource Development Corp. 6.875%, 02/01/25	71,025
		3,799,393
	Financials (2.3%)
125,000	Acrisure, LLC / Acrisure Finance, Inc.* 7.000%, 11/15/25	109,169
195,000	Ally Financial, Inc.μ 8.000%, 11/01/31	234,584
65,000	Amwins Group, Inc.* 7.750%, 07/01/26	65,312
75,000	AssuredPartners, Inc.* 7.000%, 08/15/25	71,988
65,000	Bank of America Corp.μ‡ 5.875%, 03/15/28 3 mo. USD LIBOR + 2.93%	63,270
65,000	Bank of Nova Scotia^‡ 4.650%, 10/12/22 3 mo. USD LIBOR + 2.65%	58,183
115,000	Charles Schwab Corp.μ‡ 5.000%, 12/01/27 3 mo. USD LIBOR + 2.58%	103,657
65,000	Discover Financial Servicesμ‡ 5.500%, 10/30/27 3 mo. USD LIBOR + 3.08%	59,889
30,000	Greystar Real Estate Partners, LLCμ* 5.750%, 12/01/25	29,900
65,000	HUB International, Ltd.* 7.000%, 05/01/26	63,113
100,000	ILFC E-Capital Trust IIμ*‡ 4.800%, 12/21/65 3 mo. USD LIBOR + 1.80%	77,247
140,000	Iron Mountain, Inc.μ* 5.250%, 03/15/28	130,332
200,000	Jefferies Finance, LLCμ* 7.250%, 08/15/24	190,757
PRINCIPAL AMOUNT		VALUE
50,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.μ* 5.250%, 10/01/25	$46,030
35,000	Level 3 Financing, Inc.^ 5.375%, 05/01/25	34,669
65,000	Lions Gate Capital Holdings, LLC* 6.375%, 02/01/24	65,675
60,000	LPL Holdings, Inc.μ* 5.750%, 09/15/25	59,020
100,000	MetLife, Inc.^ 6.400%, 12/15/66	105,947
110,000	Nationstar Mortgage, LLC / Nationstar Capital Corp.μ 6.500%, 07/01/21	109,869
110,000	Navient Corp.μ 6.750%, 06/25/25	106,362
50,000	NexBank Capital, Inc.*‡& 6.375%, 09/30/27 3 mo. USD LIBOR + 4.59%	50,439
100,000	Oil Insurance, Ltd.*‡ 5.785%, 03/30/19 3 mo. USD LIBOR + 2.98%	95,562
75,000	Simmons First National Corp.‡ 5.000%, 04/01/28 3 mo. USD LIBOR + 2.15%	74,554
	Springleaf Finance Corp.
85,000	6.875%, 03/15/25^	81,450
65,000	7.125%, 03/15/26μ	62,183
20,000	Towne Bank‡ 4.500%, 07/30/27 3 mo. USD LIBOR + 2.55%	19,931
130,000	Tronox Finance, PLC^* 5.750%, 10/01/25	112,766
		2,281,858
	Health Care (2.9%)
119,000	Acadia Healthcare Company, Inc.^ 6.500%, 03/01/24	117,657
120,000	Bausch Health Cos., Inc.μ* 9.000%, 12/15/25	127,940
	Community Health Systems, Inc.
150,000	8.125%, 06/30/24^*	119,549
15,000	6.875%, 02/01/22	8,540
190,000	DaVita, Inc.^ 5.125%, 07/15/24	187,423
60,000	Endo DAC / Endo Finance, LLC / Endo Finco, Inc.μ* 6.000%, 07/15/23	49,164
110,000	Endo Finance, LLC / Endo Finco, Inc.μ* 7.250%, 01/15/22	103,743
	HCA, Inc.μ
920,000	5.875%, 05/01/23	974,782
55,000	7.500%, 11/06/33	60,854
65,000	Magellan Health, Inc.μ 4.400%, 09/22/24	61,176
75,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC^* 5.625%, 10/15/23	63,482
45,000	Team Health Holdings, Inc.^* 6.375%, 02/01/25	36,605
	Tenet Healthcare Corp.
200,000	6.750%, 06/15/23^	196,511
75,000	4.625%, 07/15/24^	73,742

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
65,000	6.250%, 02/01/27*	$66,008
5,000	6.875%, 11/15/31	4,466
75,000	Teva Pharmaceutical Finance Company, BV 2.950%, 12/18/22	70,225
175,000	Teva Pharmaceutical Finance IV, BVμ 3.650%, 11/10/21	169,530
210,000	Teva Pharmaceutical Finance Netherlands III, BV^ 2.800%, 07/21/23	189,340
	Valeant Pharmaceuticals Internationalμ*
130,000	8.500%, 01/31/27	135,977
65,000	9.250%, 04/01/26	69,896
50,000	West Street Merger Sub, Inc.* 6.375%, 09/01/25	45,375
		2,931,985
	Industrials (1.9%)
80,000	ACCO Brands Corp.μ* 5.250%, 12/15/24	79,243
40,000	Albertsons Companies, LLC / Safeway, Inc. / New Albertsons, LP / Albertson’s, LLC* 7.500%, 03/15/26	40,147
70,000	Allison Transmission, Inc.μ* 4.750%, 10/01/27	65,583
61,000	Arconic, Inc.μ 5.125%, 10/01/24	61,614
65,000	Beacon Roofing Supply, Inc.^* 4.875%, 11/01/25	60,954
100,000	Bombardier, Inc.^* 7.500%, 03/15/25	96,437
85,000	Covanta Holding Corp.μ 5.875%, 03/01/24	84,794
60,000	Delphi Technologies, PLC^* 5.000%, 10/01/25	51,549
15,000	FXI Holdings, Inc.^* 7.875%, 11/01/24	14,202
	Golden Nugget, Inc.*
70,000	6.750%, 10/15/24	70,395
50,000	8.750%, 10/01/25	51,359
60,000	Great Lakes Dredge & Dock Corp. 8.000%, 05/15/22	61,871
95,000	H&E Equipment Services, Inc.^ 5.625%, 09/01/25	93,006
	Hertz Corp.
40,000	7.375%, 01/15/21μ	39,947
10,000	7.625%, 06/01/22^*	10,001
	Icahn Enterprises, LP
65,000	6.375%, 12/15/25^	66,841
43,000	6.750%, 02/01/24μ	44,553
62,000	Jeld-Wen, Inc.^* 4.625%, 12/15/25	56,005
35,000	JPW Industries Holding Corp.μ* 9.000%, 10/01/24	34,974
70,000	Meritor, Inc.μ 6.250%, 02/15/24	70,457
52,000	Multi-Color Corp.^* 4.875%, 11/01/25	49,445
90,000	Navistar International Corp.* 6.625%, 11/01/25	90,472
	Park Aerospace Holdings, Ltd.μ*
35,000	4.500%, 03/15/23	34,537
25,000	5.500%, 02/15/24	25,442
PRINCIPAL AMOUNT		VALUE
115,000	Park-Ohio Industries, Inc.μ^ 6.625%, 04/15/27	$111,986
125,000	Scientific Games International, Inc.^* 5.000%, 10/15/25	118,575
35,000	Tennant Companyμ 5.625%, 05/01/25	34,803
15,000	Titan Acquisition, Ltd. / Titan Co-Borrower, LLC^* 7.750%, 04/15/26	13,145
	TransDigm, Inc.
95,000	6.250%, 03/15/26*	96,577
55,000	6.500%, 05/15/25μ	53,505
	United Rentals North America, Inc.^
50,000	4.875%, 01/15/28	47,450
45,000	5.875%, 09/15/26	45,920
25,000	6.500%, 12/15/26	26,008
25,000	Waste Pro USA, Inc.μ* 5.500%, 02/15/26	24,348
		1,926,145
	Information Technology (2.2%)
125,000	Alliance Data Systems Corp.* 5.875%, 11/01/21	126,505
1,400,000	Apple, Inc.μ^ 2.000%, 11/13/20	1,391,173
25,000	Cardtronics, Inc.μ* 5.500%, 05/01/25	23,866
110,000	CBS Radio, Inc.μ^* 7.250%, 11/01/24	104,084
70,000	Clear Channel Worldwide Holdings, Inc.μ 7.625%, 03/15/20	70,031
60,000	CommScope Technologies, LLC^* 6.000%, 06/15/25	56,656
115,000	Dell International, LLC / EMC Corp.μ^* 6.020%, 06/15/26	120,234
125,000	First Data Corp.μ* 5.000%, 01/15/24	128,087
60,000	Harland Clarke Holdings Corp.μ* 8.375%, 08/15/22	56,348
45,000	Nuance Communications, Inc.μ 5.625%, 12/15/26	44,461
40,000	VFH Parent, LLC^* 6.750%, 06/15/22	41,069
		2,162,514
	Materials (1.4%)
72,000	AK Steel Corp.^ 6.375%, 10/15/25	58,796
200,000	Alcoa Nederland Holding, BV^* 7.000%, 09/30/26	210,922
200,000	ArcelorMittal, SAμ 7.000%, 10/15/39	219,414
200,000	Ardagh Packaging Finance, PLC / Ardagh Holdings USA, Inc.^* 6.000%, 02/15/25	194,732
25,000	Baffinland Iron Mines Corp. / Baffinland Iron Mines, LP* 8.750%, 07/15/26	25,030
35,000	First Quantum Minerals, Ltd.^* 7.000%, 02/15/21	34,954

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
40,000	JW Aluminum Continuous Cast Companyμ* 10.250%, 06/01/26	$40,025
25,000	Kinross Gold Corp.μ 4.500%, 07/15/27	22,572
270,000	New Gold, Inc.μ* 6.375%, 05/15/25	227,829
170,000	PBF Holding Company, LLC / PBF Finance Corp.μ 7.250%, 06/15/25	170,262
	United States Steel Corp.
120,000	6.875%, 08/15/25μ	114,905
25,000	6.250%, 03/15/26^	22,764
		1,342,205
	Real Estate (0.2%)
45,000	CBL & Associates, LP^ 5.250%, 12/01/23	37,906
100,000	MPT Operating Partnership, LP / MPT Finance Corp.μ 5.000%, 10/15/27	97,495
65,000	Starwood Property Trust, Inc.μ^ 4.750%, 03/15/25	63,152
		198,553
	Utilities (0.5%)
120,000	AES Corp.μ 4.000%, 03/15/21	119,935
20,000	NGPL PipeCo, LLC^* 4.875%, 08/15/27	19,873
	NRG Energy, Inc.^
43,000	5.750%, 01/15/28	43,529
20,000	6.625%, 01/15/27	21,211
120,000	PPL Capital Funding, Inc.^‡ 5.468%, 03/30/67 3 mo. USD LIBOR + 2.67%	109,187
40,000	Talen Energy Supply, LLCμ* 10.500%, 01/15/26	37,224
65,000	TerraForm Power Operating, LLCμ* 5.000%, 01/31/28	60,475
55,000	Vistra Energy Corp.μ* 8.125%, 01/30/26	59,622
		471,056
	TOTAL CORPORATE BONDS (Cost $24,553,652)	23,784,711

CONVERTIBLE BONDS (37.0%)
	Communication Services (1.4%)
1,270,000	GCI Liberty, Inc.μ* 1.750%, 09/30/46	1,351,991
	Consumer Discretionary (2.1%)
50,000	DISH Network Corp. 2.375%, 03/15/24	41,351
	Liberty Interactive, LLC
115,471	4.000%, 11/15/29	78,107
85,000	3.750%, 02/15/30	56,319
570,000	NIO, Inc.* 4.500%, 02/01/24	570,348
1,400,000	RH* 0.000%, 06/15/23	1,332,849
		2,078,974
PRINCIPAL AMOUNT			VALUE
	Energy (4.8%)
2,800,000		TOTAL, SAμ^ 0.500%, 12/02/22	$2,952,656
1,600,000		Tullow Oil Jersey, Ltd.μ 6.625%, 07/12/21	1,841,584
			4,794,240
	Financials (10.3%)
800,000	EUR	AURELIUS Equity Opportunities SE & Co., KGaA 1.000%, 12/01/20	914,370
1,100,000	EUR	Corestate Capital Holding, SA 1.375%, 11/28/22	1,162,181
		JPMorgan Chase Bank, N.A.
17,000,000	HKD	0.000%, 10/29/20*	2,517,781
4,000,000		0.000%, 12/30/20μ	4,210,040
150,000,000	JPY	Mitsubishi Chemical Holdings Corp. 0.000%, 03/29/24	1,431,235
			10,235,607
	Health Care (3.4%)
1,200,000	EUR	Bayer Capital Corp., BVμ 5.625%, 11/22/19	1,112,894
882,000	CAD	Canopy Growth Corp.* 4.250%, 07/15/23	968,693
615,000		DexCom, Inc.μ* 0.750%, 12/01/23	680,820
545,000		Wright Medical Group, Inc.μ 2.000%, 02/15/20	608,005
			3,370,412
	Industrials (4.1%)
1,540,000		Echo Global Logistics, Inc. 2.500%, 05/01/20	1,529,674
11,000,000	HKD	Harvest International Company 0.000%, 11/21/22	1,387,702
1,200,000		Larsen & Toubro, Ltd. 0.675%, 10/22/19	1,187,028
			4,104,404
	Information Technology (6.8%)
680,000		DocuSign, Inc.^* 0.500%, 09/15/23	681,272
640,000		Envestnet, Inc.μ 1.750%, 12/15/19	665,107
1,995,000		Palo Alto Networks, Inc.μ* 0.750%, 07/01/23	2,080,745
1,330,000		Splunk, Inc.μ* 0.500%, 09/15/23	1,420,167
485,000		Workday, Inc.μ 0.250%, 10/01/22	653,402
1,360,000		Xero Investments, Ltd. 2.375%, 10/04/23	1,283,527
			6,784,220
	Materials (3.4%)
1,030,000		Cemex, SAB de CV 3.720%, 03/15/20	1,014,396
2,000,000		Glencore Funding, LLCμ 0.000%, 03/27/25	1,788,570
560,000		Royal Gold, Inc.μ 2.875%, 06/15/19	561,565
			3,364,531

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	Real Estate (0.7%)
654,000	AYC Finance, Ltd. 0.500%, 05/02/19	$699,296
	TOTAL CONVERTIBLE BONDS (Cost $38,777,830)	36,783,675

U.S. GOVERNMENT AND AGENCY SECURITIES (7.0%)
1,410,000	United States Treasury Note 1.875%, 05/31/22	1,384,993
	United States Treasury Note
1,545,000	1.875%, 10/31/22	1,514,312
1,375,000	1.750%, 10/31/20	1,357,758
1,355,000	2.625%, 08/15/20	1,357,605
1,350,000	2.625%, 11/15/20	1,353,249

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $6,984,513)	6,967,917

BANK LOANS (0.4%)
	Communication Services (0.2%)
60,000	Intelsat Jackson Holdings, SA 6.625%, 01/02/24	60,262
88,948	New Media Holdings II, LLC‡ 8.749%, 07/14/22 1 mo. LIBOR + 6.25%	88,504
		148,766
	Consumer Discretionary (0.1%)
123,500	Weight Watchers International, Inc.‡ 7.560%, 11/29/24 1 mo. LIBOR + 4.75%	123,268
	Financials (0.0%)
35,000	GLP Financing, LLC‡ 4.019%, 04/28/21 1 mo. LIBOR + 1.50%	34,563
	Information Technology (0.1%)
60,000	BMC Software Finance, Inc.‡ 7.053%, 10/02/25 1 mo. LIBOR + 4.25%	58,704
	TOTAL BANK LOANS (Cost $368,392)	365,301

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (9.0%)

	Communication Services (4.1%)
21,460	Alibaba Exchangeable (Softbank)*§ 5.750%, 06/01/19	4,054,567
	Energy (0.2%)
9,685	NuStar Energy, LP‡ 8.500%, 12/15/21 3 mo. USD LIBOR + 6.77%	219,462
NUMBER OF SHARES			VALUE
	Industrials (0.7%)
13,700		Rexnord Corp.μ 5.750%, 11/15/19	$760,624
	Real Estate (1.1%)
970		Crown Castle International Corp.μ 6.875%, 08/01/20	1,073,208
	Utilities (2.9%)
28,400		DTE Energy Company 6.500%, 10/01/19	1,546,948
22,500		NextEra Energy, Inc.μ 6.123%, 09/01/19	1,334,475
			2,881,423
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $9,282,886)		8,989,284

COMMON STOCKS (68.2%)
	Communication Services (10.0%)
1,760		Alphabet, Inc. - Class A#	1,981,566
4,100		Facebook, Inc. - Class A#	683,429
4,800	JPY	Nintendo Company, Ltd.	1,455,782
47,300	HKD	Tencent Holdings, Ltd.	2,105,540
16,000		Verizon Communications, Inc.^	880,960
25,400		Walt Disney Company	2,832,608
			9,939,885
	Consumer Discretionary (5.5%)
370		Amazon.com, Inc.^#	635,930
8,200		Aptiv, PLC	648,866
21,000	EUR	Daimler, AG	1,244,018
9,500		Lowe’s Companies, Inc.	913,520
4,900		Lululemon Athletica, Inc.#	724,269
2,400	EUR	Puma, SE	1,337,636
			5,504,239
	Consumer Staples (11.4%)
29,854		Coca-Cola Company~	1,436,873
9,500	EUR	Danone, SA	691,332
38,100	GBP	Diageo, PLC	1,454,140
35,390	JPY	Japan Tobacco, Inc.	895,924
14,000	EUR	Kerry Group, PLC - Class A	1,439,792
26,400	CHF	Nestlé, SA	2,301,654
6,900		Philip Morris International, Inc.	529,368
13,650	EUR	Unilever, NV	730,960
18,900		Walmart, Inc.	1,811,187
			11,291,230
	Energy (6.9%)
15,250		Anadarko Petroleum Corp.~	721,782
8,500		Chevron Corp.^	974,525
3,150		Energy Transfer, LP	46,337
3,375		Enterprise Products Partners, LP	93,386
16,215		Exxon Mobil Corp.^	1,188,235
700		GasLog, Ltd.^	12,551
940		Magellan Midstream Partners, LP	57,763
12,200		Marathon Petroleum Corp.	808,372
44,065	EUR	Royal Dutch Shell, PLC - Class A	1,362,695
26,800		Schlumberger, Ltd.	1,184,828
1,385		Targa Resources Corp.	59,569
25,700	CAD	Tourmaline Oil Corp.	350,503

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

NUMBER OF SHARES			VALUE
450		Williams Companies, Inc.	$12,119
			6,872,665
	Financials (12.9%)
38,500		American International Group, Inc.	1,664,355
86,500		Bank of America Corp.~	2,462,655
6,850		Cboe Global Markets, Inc.	638,899
12,600	EUR	Deutsche Böerse, AG	1,677,664
6,900		Goldman Sachs Group, Inc.	1,366,269
50,000	INR	HDFC Bank, Ltd.	1,458,419
55,200		Itau Unibanco Holding, SA	587,328
43,500	GBP	Prudential, PLC	850,692
5,150		S&P Global, Inc.	986,997
22,800		US Bancorp	1,166,448
			12,859,726
	Health Care (10.9%)
12,400		Alexion Pharmaceuticals, Inc.#~	1,524,704
2,224		Anthem, Inc.~	673,872
15,800	GBP	AstraZeneca, PLC	1,144,581
5,200		Celgene Corp.#	459,992
4,400	AUD	CSL, Ltd.	625,654
6,200		Edwards Lifesciences Corp.#	1,056,604
3,200		Humana, Inc.	988,768
1,200		Intuitive Surgical, Inc.#	628,368
21,700		Johnson & Johnson	2,887,836
6,000		Laboratory Corp. of America Holdings#	836,100
			10,826,479
	Industrials (2.6%)
10,300		Delta Air Lines, Inc.~	509,129
7,300	JPY	FANUC Corp.	1,241,596
24,400		General Electric Company	247,904
9,800	EUR	KION Group, AG	565,837
			2,564,466
	Information Technology (8.0%)
12,500		Apple, Inc.^	2,080,500
3,800	EUR	ASML Holding, NV	664,496
129,400	SEK	LM Ericsson Telephone Company - Class B	1,153,403
8,175		MasterCard, Inc. - Class A	1,725,988
13,900		Microsoft Corp.	1,451,577
122,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	904,992
			7,980,956

	TOTAL COMMON STOCKS (Cost $76,068,538)		67,839,646

EXCHANGE-TRADED FUNDS (2.2%)
	Other (2.2%)
41,400		Invesco Senior Loan ETF	929,016
8,425		iShares iBoxx High Yield Corporate Bond ETF^	717,052
14,675		SPDR Barclays Capital High Yield Bond ETF^	518,761

	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,232,748)		2,164,829
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.5%) #
	Consumer Discretionary (0.5%)
165	Alibaba Group Holding, Ltd.
2,780,085	Call, 04/18/19, Strike $160.00	$252,037
5	Booking Holdings, Inc.
916,405	Call, 01/17/20, Strike $1,920.00	89,650
430	MGM Resorts International
1,265,920	Call, 03/15/19, Strike $28.00	98,900
230	Sony Corp.
1,152,760	Call, 04/18/19, Strike $52.50	41,400
		481,987
	Other (0.0%)
345	Invesco QQQ Trust Series
5,801,520	Put, 02/22/19, Strike $158.00	19,493
540	iShares 20+ Year Treasury Bond
6,586,380	Call, 03/15/19, Strike $120.00	133,380
		152,873
	TOTAL PURCHASED OPTIONS (Cost $775,222)	634,860

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENTS (2.5%)
1,254,173	Fidelity Prime Money Market Fund - Institutional Class, 2.510%***	1,254,675
1,248,497	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 2.310%***	1,248,497

	TOTAL SHORT TERM INVESTMENTS (Cost $2,503,048)	2,503,172

TOTAL INVESTMENTS (150.8%) (Cost $161,546,829)		150,033,395

MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-12.1%)		(12,000,000)
LIABILITIES, LESS OTHER ASSETS (-38.7%)		(38,572,438)

NET ASSETS (100.0%)		$99,460,957

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
WRITTEN OPTIONS (-0.1%) #
	Health Care (0.0%)
52	Celgene Corp.
459,992	Call, 07/19/19, Strike $90.00	(32,240)
	Information Technology (-0.1%)
50	Apple, Inc.
832,200	Call, 06/21/19, Strike $170.00	(44,750)
	TOTAL WRITTEN OPTIONS (Premium $50,839)	(76,990)

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS
μ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $28,100,505.
^	Security, or portion of security, is on loan.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
‡	Variable rate security. The rate shown is the rate in effect at January 31, 2019.
&	Illiquid security.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $744,974.
***	The rate disclosed is the 7 day net yield as of January 31, 2019.

FOREIGN CURRENCY ABBREVIATIONS
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
SEK	Swedish Krona
TWD	New Taiwan Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

CURRENCY EXPOSURE JANUARY 31, 2019

	Value	% of Total Investments
US Dollar	$114,804,239	76.6%
European Monetary Unit	12,903,875	8.6%
Hong Kong Dollar	6,011,023	4.0%
Japanese Yen	5,024,537	3.3%
British Pound Sterling	3,449,413	2.3%
Swiss Franc	2,301,654	1.5%
Indian Rupee	1,458,419	1.0%
Canadian Dollar	1,319,196	0.9%
Swedish Krona	1,153,403	0.8%
New Taiwan Dollar	904,992	0.6%
Australian Dollar	625,654	0.4%
Total Investments Net of Written Options	$149,956,405	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Global Total Return (the “Fund”) was organized as a Delaware statutory trust on March 30, 2004 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on October 27, 2005.

The Fund’s investment strategy is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest primarily in a portfolio of common and preferred stocks, convertible securities and income producing securities such as investment grade and below investment grade (high yield/high risk) debt securities. Under normal circumstances, the Fund will invest at least 50% of its managed assets in equity securities (including securities that are convertible into equity securities). The Fund may invest up to 100% of its managed assets in securities of foreign issuers, including debt and equity securities of corporate issuers and debt securities of government issuers, in developed and emerging markets. Under normal circumstances, the Fund will invest at least 40% of its managed assets in securities of foreign issuers. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Significant Accounting Policies. The schedule of investments have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

Fund Valuation. The valuation of the Fund's investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund's NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund's pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at January 31, 2019 was as follows*:

Cost basis of investments	$161,495,990
Gross unrealized appreciation	3,098,470
Gross unrealized depreciation	(14,638,055)
Net unrealized appreciation (depreciation)	$(11,539,585)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Note 3 – Mandatory Redeemable Preferred Shares

On September 6, 2017, the Fund issued 480,000 mandatory redeemable preferred shares (“MRPS”) with an aggregate liquidation preference of $12.0 million. Offering costs incurred by the Fund in connection with the MRPS issuance are aggregated with the outstanding liability and are being amortized to Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares over the respective life of each series of MRPS and shown in the Statement of Operations.

The MRPS are divided into three series with different mandatory redemption dates and dividend rates. The table below summarizes the key terms of each series of the MRPS at January 31, 2019.

Series	Term Redemption Date	Dividend Rate	Shares (000’s)	Liquidation Preference Per Share	Aggregate Liquidation Preference
Series A	9/06/22	3.70%	160	$25	$4,000,000
Series B	9/06/24	4.00%	160	$25	$4,000,000
Series C	9/06/27	4.24%	160	$25	$4,000,000
				Total	$12,000,000

The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the MRPS, is recorded as a liability in the Statement of Assets and Liabilities net of deferred offering costs. The MRPS are categorized as Level 2 within the fair value hierarchy.

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated “AA” by Fitch Ratings, Inc. (“Fitch”). If on the first day of a monthly dividend period the MRPS of any class are rated lower than “A” by Fitch (or lower than the equivalent of such rating by any other rating agency providing a rating pursuant to the request of the Fund), the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS’ dividend rate is also subject to increase during periods when the Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms and conditions. Dividends accrued and paid to the shareholders of MRPS are included in "Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares" within the Statement of Operations.

The MRPS rank junior to the Fund’s borrowings under the SSB Agreement and senior to the Fund’s outstanding common stock. The Fund may, at its option, subject to various terms and conditions, redeem the MRPS, in whole or in part, at the liquidation preference amount plus all accumulated but unpaid dividends, plus a make whole premium equal to the discounted value of the remaining scheduled payments. Each class of MRPS is subject to mandatory redemption on the term redemption date specified in the table above. Periodically, the Fund is subject to an overcollateralization test based on applicable rating agency criteria (the “OC Test”) and an asset coverage test with respect to its outstanding senior securities (the “AC Test”). The Fund may be required to redeem MRPS before their term redemption date if it does not comply with one or both tests. So long as any MRPS are outstanding, the Fund may not declare, pay or set aside for payment cash dividends or other distributions on shares of its common stock unless (1) the Fund has satisfied the OC Test on at least one testing date in the preceding 65 days, (2) immediately after such transaction, the Fund would comply with the AC Test, (3) full cumulative dividends on the MRPS due on or prior to the date of such transaction have been declared and paid and (4) the Fund has redeemed all MRPS required to have been redeemed on such date or has deposited funds sufficient for such redemption, subject to certain grace periods and exceptions.

Except as otherwise required pursuant to the Fund’s governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of the Fund, voting separately as a class. Except during any time when the Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the board of trustees on any matter submitted to them for their vote or to the vote of shareholders of the Fund generally.

Note 4 – Fair Value Measurements

Various inputs are used to determine the value of the Fund's investments. These inputs are categorized into three broad levels as follows:

●	Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

●	Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

●	Level 3 – Prices reflect unobservable market inputs (including the Fund's own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Fund's investments.

The following is a summary of the inputs used in valuing the Fund's holdings at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$23,784,711	$—	$23,784,711
Convertible Bonds	—	36,783,675	—	36,783,675
U.S. Government and Agency Securities	—	6,967,917	—	6,967,917
Bank Loans	—	365,301	—	365,301
Convertible Preferred Stocks	4,934,717	4,054,567	—	8,989,284
Common Stocks U.S.	42,182,336	—	—	42,182,336
Common Stocks Foreign	1,790,295	23,867,015	—	25,657,310
Exchange-Traded Funds	2,164,829	—	—	2,164,829
Purchased Options	634,860	—	—	634,860
Short Term Investments	2,503,172	—	—	2,503,172
TOTAL	$54,210,209	$95,823,186	$—	$150,033,395
Liabilities:
Written Options	$76,990	$—	$—	$76,990
TOTAL	$76,990	$—	$—	$76,990

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Global Total Return Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Global Total Return Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 7, 2019

By:	/s/ Curtis Holloway
Name:	Curtis Holloway
Title:	Principal Financial Officer
Date:	March 7, 2019